Financial Risk Management - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Loans and advances	¥ 130,516,241	¥ 125,190,819
VaR holding period	1 day
VaR confidence interval percentage	99.00%
VaR observation period	4 years
Threshold percentage applied by FSA	15.00%
Ratio of decline in the economic value of equity to Tier 1 capital	4.60%	2.90%
Total capital requirement on full implementation	8.00%
Increase (decrease) in allowance for loan losses	¥ 134,317
Allowance for loan losses	1,236,839	¥ 1,102,522
Modified loans and advances subject to lifetime ECL measurement [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances	156,245	¥ 309,531
Lifetime ECL credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses	¥ 191,167
Maximum [member]
Disclosure of detailed information about financial instruments [line items]
Permitted level of percentage for reducing strategic equity investments	100.00%
Daily average [Member]
Disclosure of detailed information about financial instruments [line items]
Demand deposits, maturity period	10 years
Minimum [member]
Disclosure of detailed information about financial instruments [line items]
G-SIB surcharge on full implementation	1.00%
Before adoption of Basel III [member]
Disclosure of detailed information about financial instruments [line items]
Minimum Tier 1 capital requirement	2.50%
Basel III [member]
Disclosure of detailed information about financial instruments [line items]
Minimum Common Equity Tier 1 capital requirement	4.50%
Total capital requirement on full implementation	7.00%
Countercyclical buffer percentage	0.19%
Basel III [member] | Maximum [member]
Disclosure of detailed information about financial instruments [line items]
Capital conservation buffer on full implementation	8.00%
Total capital requirement on full implementation	10.50%
Countercyclical buffer	2.50%
G-SIB surcharge on full implementation	2.50%
Basel III [member] | Minimum [member]
Disclosure of detailed information about financial instruments [line items]
Capital conservation buffer on full implementation	6.00%
Total capital requirement on full implementation	8.50%
Countercyclical buffer	0.00%
Sumitomo mitsui banking corporation [member]
Disclosure of detailed information about financial instruments [line items]
Ratio of decline in the economic value of equity to Tier 1 capital	5.00%	3.00%
VaR for Non-trading Activity - Strategic Equity Investment [Member]
Disclosure of detailed information about financial instruments [line items]
VaR holding period	1 year
VaR observation period	10 years